LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 9:-LEASES

The Company has various operating leases for office space, vehicles and warehouse space that expire on different dates through 2030. Its lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. The Company provided several security deposits mainly to secure various operating lease agreements in connection with its office space.

The adoption of the ASC 842 resulted in the recognition in its consolidated balance sheet at the date of the adoption of operating right-of-use assets, short term operating lease liabilities and long-term operating lease liabilities of $21,048, $5,040 and $16,008, respectively. The adoption did not impact the beginning retained earnings, or prior year consolidated statements of income and consolidated statements of cash flows.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 9:-LEASES (Cont.)

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2020 are as follows:

2021	$5,868
2022	4,776
2023	3,674
2024	3,432
2025	3,190
2026 and thereafter	12,521

Total undiscounted lease payments	$33,461

Less: adjustment to discounted lease payments	(3,386)

Total discounted lease payments	$30,075

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Weighted average remaining lease term (years)	8.11

Weighted average discount rate	2.7%

Total rent expenses for the years ended December 31, 2020, 2019 and 2018 were $5,955, $5,578 and $6,047, respectively (see also Note 17b).